Federated Insurance Series
Federated Capital Appreciation Fund II
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
Federated Kaufmann Fund II
Federated Managed Volatility Fund II
Federated Prime Money Fund II
Federated Quality Bond Fund II

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION
Effective December 31, 2012, Nicholas P. Constantakis retired from his position on the Federated Funds Board. Mr. Constantakis also retired from his position on the Audit Committee and the Nominating Committee.
January 31, 2013
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451491 (1/13)